Reporting entity (Details)		12 Months Ended
	Mar. 13, 2018 CHF (SFr) SFr / shares shares	Dec. 31, 2017 USD ($) shares	Dec. 31, 2017 CHF (SFr) SFr / shares shares	Dec. 31, 2017 EUR (€) shares	Dec. 31, 2016 CHF (SFr) shares	Dec. 31, 2015 shares
Disclosure of subsidiaries [line items]
Share capital			SFr 19,349,556		SFr 13,731,881
Number of shares outstanding | shares		48,373,890	48,373,890	48,373,890	34,329,704	34,303,891
Nominal value of common shares (in CHF per share) | SFr / shares			SFr 0.40
Auris Medical AG [Member]
Disclosure of subsidiaries [line items]
Proportion of ownership interest in subsidiary (as a percent)		100.00%
Nominal share capital			SFr 2,500,000
Otolanum AG [Member]
Disclosure of subsidiaries [line items]
Proportion of ownership interest in subsidiary (as a percent)		100.00%
Nominal share capital			SFr 100,000
Auris Medical Inc. [Member]
Disclosure of subsidiaries [line items]
Proportion of ownership interest in subsidiary (as a percent)		100.00%
Nominal share capital | $		$ 15,000
Auris Medical Ltd. [Member]
Disclosure of subsidiaries [line items]
Proportion of ownership interest in subsidiary (as a percent)		100.00%
Nominal share capital | €				€ 100
Auris Medical NewCo Holding AG | Merger
Disclosure of subsidiaries [line items]
Share capital	SFr 122,347.76
Number of shares outstanding | shares	6,117,388
Nominal value of common shares (in CHF per share) | SFr / shares	SFr 0.02
Reverse stock split, conversion ratio, number of original shares held for 1 share in Auris NewCo	10